GCAT 2025-NQM4 Trust ABS- 15G

Exhibit 99.26

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
535643255		xxx	Borrower 1 Self-Employment Flag	Yes	No
573684375		xxx	Primary Appraised Property Value	xxx	xxx
568302667		xxx	Property Type	Single Family Detached	CLR
599590124		xxx	Property Type	Townhouse	PUD
559741483		xxx	Qualifying Total Debt Income Ratio	41.91	37.74	xxx